Institutional Class Ticker: AKRIX Retail Class Ticker: AKREX

Summary Prospectus | November 30, 2010

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.akrefund.com/downloads.html.  You may also obtain this information at no cost by calling 1-877-862-9556.  The Fund's Prospectus and Statement of Additional Information, both dated November 30, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Akre Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Retail Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.35%	0.35%
Acquired Fund Fees and Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.34%	1.59%
Fee Waiver/Expense Reimbursement	-0.01%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1) (2)	1.33%	1.58%
___________

(1)      Akre Capital Management, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.24% and 1.49% for the Institutional Class and Retail Class shares, respectively, of each Class’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least November 30, 2011.  The Agreement may be terminated at any time by the Board upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)      The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$135	$424	$733	$1,612
Retail Class	$161	$501	$865	$1,888

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges.  Investments will consist primarily of common stocks of companies of any capitalization range.  The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights and other securities that are convertible into equity securities.

The Advisor seeks to find companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Advisor attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.  The Fund is non-diversified.

The Advisor may sell a security for a variety of reasons, including without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

•	Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value;
•
Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;

•
Non-Diversification Risk – The Fund is non-diversified, which means that, under the Investment Company Act of 1940, there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the Fund to greater losses;

•	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund;
•	New Fund Risk – The Fund is new and there can be no assurance that the Fund will grow to or maintain an economically viable size; and
•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security.

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Fund has been in operation for one calendar year.

Management
Investment Advisor	Portfolio Manager
Akre Capital Management, LLC	Charles T. Akre, Jr., Managing Member of the Advisor Managed the Fund since inception (2009)

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Akre Focus Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-877-862-9556, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

	Institutional Class	Retail Class
Minimum Initial Investment	$250,000	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $1,000 – Accounts with Automatic Investment Plans
Subsequent Minimum Investment	$25,000	$250

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.